Loans Payable to Related Parties - Schedule of Loans Payable to Related Parties (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total	$ 12,245	$ 9,902	$ 1,761
Sylios Corp and Two Subsidiaries of Sylios Corp [Member]
Total	3,042	2,862	284
Chief Executive Officer [Member]
Total	$ 9,203	$ 7,040	$ 1,477